UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04571
Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P. O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P. O. Box 876
Valley Forge, PA 19482
Registrant s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 31, 2016 November 30, 2017
Item 1: Reports to Shareholders

Annual Report | November 30, 2017

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Municipal Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	7
Results of Proxy Voting.	11
Pennsylvania Municipal Money Market Fund.	13
Pennsylvania Long-Term Tax-Exempt Fund.	30
About Your Fund’s Expenses.	74
Glossary.	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the 12 months ended November 30, 2017, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.77% for Investor Shares and 6.88% for Admiral Shares. Those results exceeded the 6.20% return of the benchmark index and the 4.20% average return of peer funds.

• Vanguard Pennsylvania Municipal Money Market Fund returned 0.63%, surpassing the 0.33% average return of its peers.

• Municipal bonds quickly recovered from a postelection sell-off. Overall, credit quality in the municipal bond market remained solid, although a few states were hampered by details such as fiscal woes or underfunded pensions.

• The Long-Term Fund’s performance drivers included exposure to bonds with medium-and long-term maturities that spanned the investment-grade credit-quality spectrum. A-rated bonds performed particularly well.

• Please note that the Long-Term Fund will adjust its security selection parameters at the end of March. This change is addressed in the Advisor’s Report on page 7.

Total Returns: Fiscal Year Ended November 30, 2017
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Municipal Money Market	0.80%	1.46%	0.63%	0.00%	0.63%
Other States Tax-Exempt Money Market Funds
Average					0.33
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	2.51%	4.58%	3.61%	3.16%	6.77%
Admiral™ Shares	2.61	4.76	3.72	3.16	6.88
Bloomberg Barclays PA Municipal Bond Index					6.20
Pennsylvania Municipal Debt Funds Average					4.20

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Pennsylvania Municipal Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the 2017 maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Total Returns: Ten Years Ended November 30, 2017
Average
Annual Return
Pennsylvania Municipal Money Market Fund	0.40%
Spliced Pennsylvania Tax-Exempt Money Market Funds Average	0.26

For a benchmark description, see the Glossary.

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	4.38%
Bloomberg Barclays PA Municipal Bond Index	4.58
Pennsylvania Municipal Debt Funds Average	3.72
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Municipal Money Market Fund	0.16%	—	0.21%
Pennsylvania Long-Term Tax-Exempt Fund	0.19	0.09%	1.01

The fund expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the funds’ expense ratios were: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Pennsylvania Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

In my more than 30 years at Vanguard, I’ve seen both the best and worst that the markets have to offer.

A bullish start

The first part of my tenure, from 1986 through 1999, coincided with one of the greatest bull markets in stocks and bonds. To be sure, there were disruptions along the way, including the 1987 stock market crash and the 1997 Asian financial crisis. But the overall experience was that of a seemingly tireless bull, with investors earning robust returns.

U.S. stocks climbed an average of about 19% a year during that period, and U.S. bonds rose almost 9%.1

Of course, I paid close attention to such sound investing practices as choosing the right asset allocation, rebalancing in a disciplined fashion, thinking long-term, and—especially important—keeping costs low. But even investors who didn’t focus on these were doing well. It seemed hard to go wrong when everything was going right.

A tough second half

During the second part of my tenure, the markets have been more challenging. We’ve seen two severe corrections: the 2001–2002 dot-com bust and the brutal 2008–2009 Global Financial Crisis.

1 For calendar years 1986 through 1999, as measured by the Standard & Poor’s 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Markets have clearly performed well over the years since the crisis, but they’ve done so against a backdrop of heightened uncertainty fueled by postcrisis regulatory changes and unprecedented monetary policy stimulus—not to mention stubbornly low economic growth, wage increases, and inflation.

Those factors are reflected in the far more modest market returns from 2000 through 2016: U.S. stocks gained an average of about 6% a year and U.S. bonds about 5%.2

In this more volatile, lower-return environment, those sound investing practices that may not have mattered to some investors in the earlier period actually mattered an awful lot.

What might the future hold?

No one can say for certain what lies ahead for the markets. However—and I realize this isn’t necessarily what investors want to hear—there are signs pointing to an increasingly challenging environment for both stocks and bonds.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	22.61%	10.73%	15.69%
Russell 2000 Index (Small-caps)	18.34	11.14	15.02
Russell 3000 Index (Broad U.S. market)	22.27	10.75	15.63
FTSE All-World ex US Index (International)	27.59	6.18	7.46

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.21%	2.11%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.58	2.79	2.55
Citigroup Three-Month U.S. Treasury Bill Index	0.77	0.34	0.21

CPI
Consumer Price Index	2.20%	1.46%	1.39%

2 For calendar years 2000 through 2016, as measured by the S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

Our economists recently issued Vanguard’s economic and market outlook for 2018. The report is packed with valuable insights about the global economy, inflation, interest rates, monetary policy, stock valuations, and bond yields. (You can read it at vanguard.com/research.)

A key takeaway is that investors should anticipate more “muted”—that’s economist-speak for “lower”—portfolio returns over the next ten years.

Given that outlook, the sound investing practices we’ve long promoted—diversification, rebalancing, discipline, and minimizing of costs—will be even more important for investment success. That’s true whether you’re an individual investor, an institutional investor, or an advisor working with clients.

Expectations for market returns

To develop Vanguard’s outlook, our economists use a proprietary statistical model that looks at a variety of inputs—valuations in particular—to run simulations over extended periods.* The output from the model includes ranges of potential returns from various asset classes and the probabilities of those outcomes.

For global stocks, the model projects that average annual returns over the next ten years could fall anywhere between roughly 0% and more than 10%, with the most likely outcome being 4.5%–6.5%. That range is far from a certainty, but for planning purposes, it’s a solid starting point. And it’s significantly lower than stocks’ long-term historical return of about 10% per year. Largely because of elevated valuations, the projected return range for U.S. stocks over the next ten years is even lower, at 3%–5%.

As for bonds, we expect action by the Federal Reserve and other major central banks to push yields a little higher, especially for shorter-term bonds. That upward movement would weigh on bond prices. Investors, though, would end up earning a little more income, which over time should more than offset any price declines.

The most likely range of average annual returns for global bonds over the next ten years is 2%–3%, according to our model. That’s also significantly lower than the long-term annual historical return of more than 5%.

* IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time. For more information, see the next page.

Being a silent partner isn’t enough

One of our senior investment strategists, Fran Kinniry, likes to say that investing is a partnership between you and the markets. Over the last 30 years, the markets have done much of the work for us. But if our outlook for muted returns is borne out, investors will likely have to do more of the heavy lifting. To stretch the analogy, you’ll need to become the majority partner.

I know that’s easier said than done. But boosting savings—putting an extra percent or two away each year for retirement, or, if you’ve already retired, drawing down savings a little more slowly—is within your control. These sacrifices can help offset slimmer returns and pay off for you in greater long-term financial security.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
December 14, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Advisor’s Report

For the 12 months ended November 30, 2017, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.77% for Investor Shares and 6.88% for Admiral Shares. The fund outpaced its benchmark, the Bloomberg Barclays Pennsylvania Municipal Bond Index, which returned 6.20%, and the average 4.20% return of its peers. Vanguard Pennsylvania Municipal Money Market Fund returned 0.63%, exceeding the 0.33% average return of peer-group funds.

Price appreciation and interest income contributed solidly to results. For both Investor and Admiral Shares, the capital return was 3.16%. Return from income was 3.61% for Investor Shares and 3.72% for Admiral Shares.

The Long-Term Fund’s yield was relatively flat as municipal bond prices recovered from a sell-off at the beginning of the period. The fund’s 30-day SEC yield decreased to 2.51% from 2.55% for

Investor Shares and to 2.61% from 2.67% for Admiral Shares. The 7-day yield of the Money Market Fund, which owns bonds that are sensitive to monetary policy, jumped to 0.80% from 0.42% as the Federal Reserve raised rates three times during the year.

The funds are permitted to invest in securities that generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, however, only the Money Market Fund owned such securities.

Please note that Vanguard is planning to adjust the security selection parameters for the Long-Term Fund’s investable universe at the end of March. We are making this change across our state municipal bond fund lineup. Under the new parameters, we will seek to maintain at least 80% of the fund’s assets in investment-grade securities and no more than 20% in non-investment-grade

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	November 30,
Maturity	2016	2017
2 years	1.16%	1.57
5 years	1.85	1.76
10 years	2.52	2.15
30 years	3.26	2.79
Source: Vanguard.

securities at the time of purchase. The previous security selection policy required 75% in A-rated or better securities, up to 20% in BBB-rated, and only 5% in non-investment-grade securities. The new parameters provide greater flexibility with respect to investment selection and may result in a higher risk profile for the fund.

The investment environment

The period began with a surge in optimism after the U.S. presidential election. The new administration focused its policy agenda on tax reform, infrastructure spending, and greater deregulation—all designed to spark economic growth.

The Federal Reserve also was enthusiastic about the health of the U.S. economy. In December, it raised the federal funds rate by a quarter of a percentage point—only the second increase in a decade—even though inflation was still running below the Fed’s 2% target. The outlook for stronger growth and higher inflation led investors to turn toward riskier assets, causing bond prices to slump while many stock market indexes soared to record highs.

The outlook dimmed a little in the new year, however, as it became clear that the slate of policy initiatives could prove harder to implement than anticipated. Moreover, inflation continued to disappoint, with weak readings proving less transient than expected and wage gains remaining modest despite a strong labor market. Some wary investors hedged their bets by edging back into bonds, lending support to prices.

The macroeconomic backdrop nevertheless stayed positive. Economic growth was in line with recent trends, oscillating around 2%–2.5%. Employment gains were relatively strong, averaging more than 160,000 jobs per month. That helped keep unemployment on a downward trajectory—over the period, it fell from 4.8% to a 17-year low of 4.1%. The housing and manufacturing sectors recorded decent growth as well.

Those developments likely played a part in the Fed’s decisions to raise rates again in March and June, pushing its target range up to 1%–1.25%, and to kick off the reduction of its $4.5 trillion balance sheet in October. All of those developments took the Fed further down the road of monetary policy normalization after its emergency intervention in the wake of the global financial crisis. (Right after the fiscal year closed, the Fed raised rates another 25 basis points.)

Demand for muni bonds proved uneven. Prices dropped in November and December as investors exited the market. Most of those losses were erased over the remainder of the period.

Comparatively low yields in many developed markets helped U.S. bonds stay attractive to international investors. Supply was supportive of prices as well. New issuance was more or less flat compared with a year earlier, but refunding fell off as interest rates climbed higher.

Credit quality in the municipal market was solid overall. There were some problem areas, many related to pensions, other retirement benefits, and overall debt levels, but prudence and our extensive credit analysis helped us steer clear of them.

In Pennsylvania, the unemployment rate dropped to 4.7% from 5.5% at the beginning of the fiscal year. The commonwealth’s economy grew at a slightly faster pace than that of the United States as a whole, according to a gauge of current economic conditions published by the Federal Reserve Bank of Philadelphia. For the 12 months ended October 2017, the bank’s index for Pennsylvania increased by 3.2%, while the national index rose 2.8%.

In June, legislators passed a bipartisan pension reform law that will move all new state employees to either a 401(k)-style plan or a hybrid 401(k)-defined benefit plan. The law did not address the existing unfunded liability of more than $70 billion, but it is a step in the right direction.

Legislators also managed to put aside political gridlock to pass a fiscal 2018 budget as the period came to an end. Lawmakers made up a potential $2 billion deficit by expanding legal gambling to areas such as airports and truck stops, borrowing against future tobacco settlement revenues, and implementing several one-time revenue measures. They resisted raising individual taxes or enacting a tax on natural gas extraction.

The commonwealth continued to enjoy low fixed costs from debt service, a growing health industry, and significant flexibility to raise taxes. But these positives were counterbalanced by political gridlock, primary revenue sources (income and wage tax) that can be volatile in a recession, and underfunded pension plans. Without the political will to raise taxes and with its reliance on one-time revenue measures, Pennsylvania’s credit profile could erode. During the fiscal year, S&P downgraded the state to A+ from AA-, and Fitch put its rating on watch. Both mentioned political gridlock, reliance on one-time revenue fixes, and deficit borrowings as potential negatives.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent bond analysis. Our investment process relies on robust risk management that monitors the funds’ positioning.

The Long-Term Fund had an overweighted exposure to A-rated bonds that we felt had an attractive risk/return profile under the current market conditions. These securities, especially those with maturities between 10–20 years in the hospital and university revenue sectors, were some of the fund’s top performers. Premium callable bonds also helped drive performance.

Bonds with shorter maturities that were more susceptible to interest rate hikes, including some state general obligation bonds, were among the detractors.

A look ahead

In spite of long-term structural challenges including slowing productivity growth and demographic headwinds, the U.S. economy should break above its long-term potential growth rate of about 2% in 2018.

The unemployment rate has fallen to its lowest level since 2000 and is likely to move even lower. A reemergence of upward pressure on wages along with stable and broader global growth and some recovery in commodity prices may lead to stronger inflation than currently anticipated by financial markets. Our long-term inflation outlook, however, remains unchanged.

That backdrop should justify the Federal Reserve in raising rates to at least 2% by the end of 2018. The Fed will likely want to stick to the framework and timetable it has laid out for its balance sheet barring unexpected economic data or unintended consequences of tapering in the bond market.

We have been closely monitoring developments in Washington that could affect municipal bonds. The new tax law contains provisions that will marginally affect the municipal bond market. The largest change is the elimination of issuers’ ability to issue advance refunding bonds (bonds issued to effectively repay existing debt at lower rates). This change is expected to modestly reduce municipal supply in 2018, but the reduction should be offset by the reduced demand from the lowering of personal and corporate tax rates. So, we do not expect large changes to the municipal bond market as a result of the tax law changes.

Volatility could well pick up from the very low levels we’ve been experiencing. The list of potential catalysts for that is long and includes an inflation surprise, the federal government debt ceiling, trade negotiations, and geopolitical tensions.

We nevertheless expect munis to offer relative stability and a steady stream of income. Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group James M. D’Arcy, CFA, Portfolio Manager John M. Carbone, Principal, Portfolio Manager December 22, 2017

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

Trustee	For	Withheld	For
Mortimer J. Buckley	1,512,993,698	60,539,913	96.2%
Emerson U. Fullwood	1,508,684,956	64,848,655	95.9%
Amy Gutmann	1,486,194,108	87,339,502	94.4%
JoAnn Heffernan Heisen	1,509,588,469	63,945,141	95.9%
F. Joseph Loughrey	1,510,149,901	63,383,709	96.0%
Mark Loughridge	1,510,265,117	63,268,494	96.0%
Scott C. Malpass	1,505,071,365	68,462,245	95.6%
F. William McNabb III	1,507,336,644	66,196,966	95.8%
Deanna Mulligan	1,513,016,050	60,517,560	96.2%
André F. Perold	1,496,346,514	77,187,097	95.1%
Sarah Bloom Raskin	1,507,223,265	66,310,345	95.8%
Peter F. Volanakis	1,510,365,775	63,167,835	96.0%
*Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Pennsylvania Long-Term
Tax-Exempt Fund	185,581,618	6,356,969	8,248,134	29,462,329	80.8%
Pennsylvania Municipal
Money Market Fund	1,081,971,290	41,239,537	85,664,232	135,009,502	80.5%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the SEC, while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Pennsylvania Long-Term
Tax-Exempt Fund	186,535,796	6,222,084	7,428,841	29,462,329	81.2%
Pennsylvania Municipal
Money Market Fund	1,113,433,534	39,200,931	56,240,593	135,009,502	82.9%

Pennsylvania Municipal Money Market Fund

Fund Profile
As of November 30, 2017

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.80%
Average Weighted
Maturity	22 days

1 The expense ratio shown is from the prospectus dated March 28, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratio was 0.16%.

Pennsylvania Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Pennsylvania Municipal Money Market
Fund	0.63%	0.18%	0.40%	$10,409
Spliced Pennsylvania Tax-Exempt
• • • • • • • •
Money Market Funds Average	0.33	0.08	0.26	10,259
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Pennsylvania Municipal Money Market Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2008	2.42%	1.93%
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.25	0.08
2017	0.63	0.33
7-day SEC yield (11/30/2017): 0.80%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Municipal
Money Market Fund	6/13/1988	0.59%	0.16%	0.45%

Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.7%)
	Abington PA School District GO	5.000%	10/1/18	1,010	1,043
	Allegheny County PA GO VRDO	0.960%	12/7/17 LOC	3,500	3,500
	Allegheny County PA Higher Education
	Building Authority University Revenue
	(Carnegie Mellon University) VRDO	0.940%	12/1/17	67,645	67,645
	Allegheny County PA Higher Education
	Building Authority University Revenue
	(Duquesne University)	5.000%	3/1/18 (Prere.)	3,000	3,029
	Allegheny County PA Hospital Development
	Authority Revenue (Concordia Lutheran)
	VRDO	0.990%	12/7/17 LOC	39,680	39,680
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.970%	12/7/17 LOC	22,000	22,000
	Allegheny County PA Hospital Development
	Authority Revenue (Jefferson Regional
	Medical Center) VRDO	0.970%	12/7/17 LOC	14,800	14,800
1,2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	1.140%	12/1/17 LOC	20,000	20,000
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.980%	12/1/17 LOC	40,000	40,000
	Allegheny County PA Industrial Development
	Authority Revenue (Western Pennsylvania
	School for Blind Children) VRDO	0.960%	12/7/17	11,600	11,600
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.950%	12/7/17 LOC	22,130	22,130
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.960%	12/7/17 LOC	10,575	10,575

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Butler County PA General Authority
Revenue (Erie School District Project)
VRDO	0.970%	12/7/17 LOC	16,270	16,270
Butler County PA General Authority
Revenue (North Allegheny School
District Project) VRDO	0.960%	12/7/17	25,810	25,810
Butler County PA Hospital Authority
Revenue (Concordia Lutheran
Obligated Group) VRDO	0.990%	12/7/17 LOC	8,645	8,645
Butler County PA Hospital Authority
Revenue (Concordia Lutheran
Obligated Group) VRDO	0.990%	12/7/17 LOC	11,110	11,110
Chambersburg PA Authority Revenue
(Wilson College Project) VRDO	1.040%	12/7/17 LOC	10,500	10,500
Crawford County PA Industrial
Development Authority College
Revenue (Allegheny College) VRDO	0.980%	12/7/17 LOC	2,150	2,150
Delaware County PA Industrial
Development Authority Airport
Facilities Revenue (United Parcel
Service Inc.) VRDO	0.950%	12/1/17	56,700	56,700
Delaware County PA Industrial
Development Authority Solid
Waste Revenue (Scott Paper Co.)
VRDO	0.990%	12/7/17	13,500	13,500
Delaware County PA Industrial
Development Authority Solid
Waste Revenue (Scott Paper Co.)
VRDO	0.990%	12/7/17	12,000	12,000
Delaware County PA Industrial
Development Authority Solid Waste
Revenue (Scott Paper Co.) VRDO	0.990%	12/7/17	2,100	2,100
Delaware River Port Authority
Pennsylvania & New Jersey
Revenue VRDO	0.950%	12/7/17 LOC	15,965	15,965
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	5,700	5,700
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	13,900	13,900
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	1,200	1,200
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	1,100	1,100
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	11,900	11,900
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	10,000	10,000
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	18,600	18,600
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	4,700	4,700
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	600	600

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	15,200	15,200
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	500	500
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	5,500	5,500
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	3,600	3,600
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	500	500
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	2,200	2,200
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	1,500	1,500
Emmaus PA General Authority
Revenue VRDO	0.970%	12/7/17 LOC	36,485	36,485
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger
Health System) TOB VRDO	0.990%	12/7/17 (Prere.)	5,230	5,230
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger
Health System) TOB VRDO	0.990%	12/7/17	5,000	5,000
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger
Health System) TOB VRDO	0.990%	12/7/17	2,785	2,785
2 Geisinger Authority Health System
Pennsylvania Revenue (Geisinger
Health System) TOB VRDO	1.000%	12/7/17	11,935	11,935
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger
Health System) VRDO	0.920%	12/1/17	2,100	2,100
Harveys Lake PA General Municipal
Authority University Revenue
(Misericordia University Project)
VRDO	0.970%	12/7/17 LOC	800	800
Haverford Township PA School
District GO VRDO	0.980%	12/7/17 LOC	20,760	20,760
Lancaster County PA Hospital
Authority Health Center Revenue
(Masonic Homes Project) VRDO	0.930%	12/1/17 LOC	5,420	5,420
2 Lancaster County PA Hospital
Authority Health System Revenue
(Lancaster General Hospital Project)
TOB VRDO	0.990%	12/7/17 (Prere.)	6,765	6,765
2 Lancaster County PA Hospital
Authority Health System Revenue
(Lancaster General Hospital Project)
TOB VRDO	0.990%	12/7/17 (Prere.)	3,410	3,410
2 Lancaster County PA Hospital
Authority Revenue (University of
Pennsylvania Health System)
TOB VRDO	1.010%	12/7/17	3,750	3,750

18

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose
Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/18 (Prere.)	7,995	8,167
Lower Merion PA School District
GO VRDO	0.960%	12/7/17 LOC	23,965	23,965
Lower Merion PA School District
GO VRDO	0.960%	12/7/17 LOC	33,030	33,030
1 Manheim Township PA School
District GO	1.015%	5/1/18	1,200	1,200
Montgomery County PA Higher
Education & Health Authority
Revenue (Gwynedd Mercy
University Project) VRDO	0.960%	12/7/17 LOC	19,000	19,000
Montgomery County PA
Redevelopment Authority
Revenue (Forge Gate Apartments
Project) VRDO	1.000%	12/7/17 LOC	9,765	9,765
Northampton County PA General
Purpose Authority University
Revenue (Lafayette College) VRDO	1.000%	12/7/17	22,290	22,290
Northampton County PA General
Purpose Authority University
Revenue (Lafayette College) VRDO	1.000%	12/7/17	5,090	5,090
Northampton County PA General
Purpose Authority University
Revenue (Lafayette College) VRDO	1.000%	12/7/17	5,500	5,500
Northampton County PA General
Purpose Authority University
Revenue (Lehigh University) VRDO	0.940%	12/7/17	7,210	7,210
Northampton County PA General
Purpose Authority University
Revenue (Lehigh University) VRDO	0.990%	12/7/17	4,520	4,520
Northampton County PA General
Purpose Authority University
Revenue (Lehigh University) VRDO	0.990%	12/7/17	14,375	14,375
Pennsylvania Economic Development
Financing Authority Exempt Facilities
Revenue (York Water Co. Project) VRDO	1.020%	12/7/17 LOC	12,000	12,000
Pennsylvania Economic Development
Financing Authority Solid Waste
Disposal Revenue (IESI PA Corporation
Project) VRDO	1.020%	12/7/17 LOC	14,000	14,000
2 Pennsylvania Economic Development
Financing Authority Water Facilities
Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	1.000%	12/7/17 (13)	9,900	9,900
Pennsylvania GO	5.000%	2/15/18	10,000	10,084
Pennsylvania GO	5.000%	7/1/18	1,780	1,822
Pennsylvania GO	5.000%	9/15/18	4,000	4,123
Pennsylvania GO	5.000%	9/15/18	1,320	1,360
Pennsylvania GO	5.000%	10/15/18	2,500	2,582
2 Pennsylvania GO TOB VRDO	0.990%	12/7/17 (Prere.)	5,445	5,445
2 Pennsylvania GO TOB VRDO	1.000%	12/7/17	13,500	13,500
2 Pennsylvania GO TOB VRDO	1.000%	12/7/17	8,000	8,000

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Pennsylvania GO TOB VRDO	1.000%	12/7/17	10,400	10,400
2 Pennsylvania GO TOB VRDO	1.010%	12/7/17	2,000	2,000
Pennsylvania Higher Educational
Facilities Authority Revenue
(Drexel University) VRDO	0.960%	12/7/17 LOC	24,890	24,890
Pennsylvania Higher Educational
Facilities Authority Revenue
(Drexel University) VRDO	0.960%	12/7/17 LOC	38,205	38,205
Pennsylvania Higher Educational
Facilities Authority Revenue
(Drexel University) VRDO	0.960%	12/7/17 LOC	1,685	1,685
Pennsylvania Higher Educational
Facilities Authority Revenue
(Susquehanna University) VRDO	0.980%	12/7/17 LOC	3,900	3,900
2 Pennsylvania Higher Educational
Facilities Authority Revenue
(Trustees of the University of
Pennsylvania) TOB VRDO	1.000%	12/7/17	6,665	6,665
2 Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania
Health System) TOB VRDO	1.000%	12/7/17	5,865	5,865
2 Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania Health
System) TOB VRDO	1.010%	12/7/17	4,095	4,095
Pennsylvania Higher Educational
Facilities Authority Revenue
(University of Pennsylvania Health
System) VRDO	0.930%	12/7/17 LOC	59,695	59,695
Pennsylvania Housing Finance
Agency Multifamily Housing
Revenue VRDO	1.000%	12/7/17 LOC	4,950	4,950
Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue	4.000%	10/1/18	2,355	2,410
2 Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue TOB VRDO	0.990%	12/7/17	15,300	15,300
2 Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue TOB VRDO	0.990%	12/7/17	6,255	6,255
2 Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue TOB VRDO	1.000%	12/7/17	3,270	3,270
2 Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue TOB VRDO	1.030%	12/7/17	2,155	2,155
Pennsylvania Housing Finance
Agency Single Family Mortgage
Revenue VRDO	0.980%	12/7/17	11,715	11,715
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.990%	12/7/17	810	810

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.990%	12/7/17	16,365	16,365
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	0.990%	12/7/17	5,800	5,800
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	6,535	6,535
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	800	800
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	16,200	16,200
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	4,480	4,480
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	14,395	14,395
Pennsylvania Housing Finance Agency
Single Family Mortgage Revenue VRDO	1.000%	12/7/17	19,900	19,900
Pennsylvania Industrial Development
Authority Economic Development
Revenue	5.500%	7/1/18 (Prere.)	4,385	4,500
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.930%	12/4/17	1,000	1,000
Pennsylvania Infrastructure & Investment
Authority Revenue CP	1.000%	1/3/18	5,047	5,047
Pennsylvania Infrastructure & Investment
Authority Revenue CP	0.980%	2/6/18	6,006	6,006
Pennsylvania State University Revenue PUT	1.050%	6/1/18	52,435	52,440
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.990%	12/7/17 (Prere.)	10,500	10,500
Pennsylvania Turnpike Commission
Revenue	5.500%	6/1/18 (Prere.)	28,945	29,590
2 Pennsylvania Turnpike Commission
Revenue TOB VRDO	1.000%	12/7/17 LOC	60,000	60,000
2 Pennsylvania Turnpike Commission
Revenue TOB VRDO	1.050%	12/7/17 (Prere.)	4,670	4,670
Philadelphia Airport CP	1.030%	1/30/18 LOC	6,000	6,000
Philadelphia Airport CP	1.030%	1/30/18 LOC	3,000	3,000
Philadelphia Airport CP	0.980%	2/13/18 LOC	12,000	12,000
Philadelphia Airport CP B-1	1.000%	1/4/18 LOC	3,000	3,000
Philadelphia Authority for Industrial
Development Revenue (Gift of Life
Donor Program) VRDO	0.950%	12/7/17 LOC	9,610	9,610
Philadelphia PA Airport Revenue VRDO	0.980%	12/7/17 LOC	17,505	17,505
Philadelphia PA Airport Revenue VRDO	1.000%	12/7/17 LOC	28,790	28,790
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	0.990%	12/7/17	7,500	7,500
2 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital
of Philadelphia Project) TOB VRDO	0.990%	12/7/17	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Franklin Institute)
VRDO	1.020%	12/7/17 LOC	5,680	5,680
Philadelphia PA Gas Works Revenue VRDO	0.950%	12/7/17 LOC	30,000	30,000
Philadelphia PA Gas Works Revenue VRDO	0.960%	12/7/17 LOC	25,225	25,225

Pennsylvania Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue VRDO	0.960%	12/7/17 LOC	5,545	5,545
Philadelphia PA Gas Works Revenue VRDO	0.980%	12/7/17 LOC	21,125	21,125
Philadelphia PA GO VRDO	0.960%	12/7/17 LOC	19,315	19,315
2 Philadelphia PA Hospitals & Higher
Education Facilities Authority Hospital
Revenue (Children’s Hospital of
Philadelphia Project) TOB VRDO	0.990%	12/7/17	4,765	4,765
Philadelphia PA Hospitals & Higher
Education Facilities Authority Hospital
Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.920%	12/1/17	14,620	14,620
Philadelphia PA Hospitals & Higher
Education Facilities Authority Hospital
Revenue (Children’s Hospital of
Philadelphia Project) VRDO	0.920%	12/1/17	25,700	25,700
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.950%	12/7/17 LOC	40,150	40,150
Philadelphia PA Revenue	2.000%	6/29/18	25,000	25,095
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	3,330	3,446
Philadelphia PA Water & Waste Water
Revenue VRDO	0.940%	12/7/17 LOC	31,730	31,730
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.960%	12/7/17 LOC	2,600	2,600
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.960%	12/7/17 LOC	66,600	66,600
Ridley PA School District GO VRDO	0.980%	12/7/17 LOC	15,840	15,840
2 Southcentral Pennsylvania General
Authority Revenue (WellSpan Health
Obligated Group) TOB VRDO	1.000%	12/7/17	3,000	3,000
2 Southcentral Pennsylvania General
Authority Revenue (WellSpan Health
Obligated Group) TOB VRDO	1.000%	12/7/17	10,000	10,000
2 Southcentral Pennsylvania General
Authority Revenue (WellSpan Health
Obligated Group) TOB VRDO	1.000%	12/7/17	9,710	9,710
2 Southcentral Pennsylvania General
Authority Revenue (WellSpan Health
Obligated Group) TOB VRDO	1.000%	12/7/17	6,670	6,670
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic Health
Initiatives) VRDO	0.930%	12/7/17	55,735	55,735
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.960%	12/7/17	18,105	18,105
Union County PA Higher Educational
Facilities Financing Authority University
Revenue (Bucknell University) VRDO	1.040%	12/7/17	2,525	2,525
University of Pittsburgh PA Revenue CP	0.950%	12/13/17	13,000	13,000
University of Pittsburgh PA Revenue CP	0.940%	12/14/17	17,000	17,000
Total Tax-Exempt Municipal Bonds (Cost $1,899,399)				1,899,399

Pennsylvania Municipal Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	116
Receivables for Investment Securities Sold	26,920
Receivables for Accrued Income	3,640
Receivables for Capital Shares Issued	6,871
Other Assets	5,688
Total Other Assets	43,235
Liabilities
Payables for Investment Securities Purchased	(33,262)
Payables for Capital Shares Redeemed	(3,731)
Payables for Distributions	(66)
Payables to Vanguard	(142)
Other Liabilities	(172)
Total Liabilities	(37,373)
Net Assets (100%)
Applicable to 1,905,153,855 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,905,261
Net Asset Value Per Share	$1.00

At November 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,905,258
Undistributed Net Investment Income	3
Accumulated Net Realized Gains	—
Net Assets	1,905,261

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $316,040,000, representing 16.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Municipal Money Market Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	15,383
Total Income	15,383
Expenses
The Vanguard Group—Note B
Investment Advisory Services	526
Management and Administrative	2,080
Marketing and Distribution	412
Custodian Fees	23
Auditing Fees	30
Shareholders’ Reports and Proxy	41
Trustees’ Fees and Expenses	1
Total Expenses	3,113
Net Investment Income	12,270
Realized Net Gain (Loss) on Investment Securities Sold	2
Net Increase (Decrease) in Net Assets Resulting from Operations	12,272

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,270	4,668
Realized Net Gain (Loss)	2	8
Net Increase (Decrease) in Net Assets Resulting from Operations	12,272	4,676
Distributions
Net Investment Income	(12,272)	(4,663)
Realized Capital Gain	—	—
Total Distributions	(12,272)	(4,663)
Capital Share Transactions (at $1.00 per share)
Issued	1,082,461	1,242,404
Issued in Lieu of Cash Distributions	11,650	4,476
Redeemed	(1,059,856)	(1,435,183)
Net Increase (Decrease) from Capital Share Transactions	34,255	(188,303)
Total Increase (Decrease)	34,255	(188,290)
Net Assets
Beginning of Period	1,871,006	2,059,296
End of Period[1]	1,905,261	1,871,006
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,000 and $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.63%	0.25%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,905	$1,871	$2,059	$2,225	$2,455
Ratio of Expenses to Average Net Assets	0.16%	0.13%[3]	0.05%[3]	0.06%[3]	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	0.63%	0.24%	0.01%	0.01%	0.01%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014,
and 0.16% for 2013. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Municipal Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund changed its name from Pennsylvania Tax-Exempt Money Market Fund to Pennsylvania Municipal Money Market Fund in March 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

Pennsylvania Municipal Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $116,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the year ended November 30, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $575,002,000 and $259,220,000, respectively.

E. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of November 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.51%	2.61%

Financial Attributes

		Bloomberg	Bloomberg
		Barclays	Barclays
		PA	Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	743	1,826	50,546

Yield to Maturity
(before expenses)	2.8%	2.7%	2.5%

Average Coupon	4.7%	4.8%	4.7%

Average Duration	7.0 years	6.4 years	5.9 years

Average Stated
Maturity	16.2 years	13.4 years	13.0 years

Short-Term
Reserves	3.4%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.97
Beta	1.03	1.05
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	4.0%
1 - 3 Years	5.1
3 - 5 Years	3.7
5 - 10 Years	6.2
10 - 20 Years	46.5
20 - 30 Years	32.6
Over 30 Years	1.9

Distribution by Credit Quality (% of portfolio)
AAA	0.1%
AA	39.1
A	50.4
BBB	8.2
BB	0.3
Not Rated	1.9

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or
Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.
For more information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended November 30, 2017, the expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2007, Through November 30, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended November 30, 2017

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pennsylvania Long-Term Tax-Exempt
	Fund Investor Shares	6.77%	3.21%	4.38%	$15,349
	Bloomberg Barclays PA Municipal Bond
• • • • • • • •
	Index	6.20	2.85	4.58	15,646

– – – –	Pennsylvania Municipal Debt Funds
	Average	4.20	2.01	3.72	14,408
	Bloomberg Barclays Municipal Bond
	Index	5.58	2.55	4.38	15,347
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	6.88%	3.30%	4.46%	$77,383
Bloomberg Barclays PA Municipal Bond
Index	6.20	2.85	4.58	78,230

Bloomberg Barclays Municipal Bond Index	5.58	2.55	4.38	76,734

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 2007, Through November 30, 2017
				Bloomberg
				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.19%	-8.67%	-4.48%	-1.82%
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	3.67	0.03	3.70	3.35
2016	3.42	-3.20	0.22	-0.31
2017	3.61	3.16	6.77	6.20

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	1.32%	3.64%	3.94%	0.53%	4.47%
Admiral Shares	5/14/2001	1.42	3.73	4.03	0.53	4.56

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets
As of November 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.3%)
Pennsylvania (100.1%)
Allegheny County PA GO	5.000%	11/1/27	2,575	2,854
Allegheny County PA GO	5.000%	11/1/29	4,000	4,703
Allegheny County PA GO	4.000%	11/1/30	3,000	3,216
Allegheny County PA GO	5.000%	12/1/30	1,365	1,555
Allegheny County PA GO	5.250%	12/1/32	1,000	1,147
Allegheny County PA GO	5.250%	12/1/33	1,000	1,143
Allegheny County PA GO	5.000%	12/1/34	3,600	4,009
Allegheny County PA GO	5.000%	12/1/34	1,695	1,912
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,102
Allegheny County PA GO	5.000%	12/1/37	10,000	11,077
Allegheny County PA GO	5.000%	11/1/41	10,450	11,994
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.940%	12/1/17	12,200	12,200
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,775
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/28	1,950	2,265
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/30	2,375	2,531
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/30	1,180	1,341
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/31	1,550	1,646
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/33	2,045	2,157
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,375	1,513

33

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Allegheny County PA Higher Education
Building Authority University Revenue
(Robert Morris University)	5.000%	10/15/37	1,000	1,123
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	5.375%	8/15/29	4,020	4,264
Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center)	1.742%	2/1/37	3,000	2,824
1 Allegheny County PA Hospital Development
Authority Revenue (University of
Pittsburgh Medical Center) TOB VRDO	0.980%	12/1/17 LOC	4,000	4,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,418
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/27 (15)	5,300	6,280
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	3,817
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/30 (15)	3,400	3,983
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/35	6,000	6,838
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/40	4,250	4,808
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/41 (15)	3,500	3,970
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/44 (15)	6,210	7,026
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/45	4,620	5,206
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	1,180	1,271
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	267
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,115
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	15,595	16,264
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	1,400	1,496
Beaver County PA GO	4.000%	4/15/29 (15)	2,505	2,697
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,774
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,172
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/33	2,000	2,076
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/35	3,350	3,807
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	4.000%	11/1/47	10,000	10,098

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/47	20,950	23,431
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/50	31,000	34,425
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/37	375	416
Berks County PA Industrial Development
Authority Healthcare Facilities Revenue
(Highlands at Wyomissing)	5.000%	5/15/47	600	657
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/19 (Prere.)	1,750	1,876
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/19 (Prere.)	2,305	2,482
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	1,750	1,875
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	2,310	2,486
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,490
Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,693
Bristol Township PA School District GO	5.250%	6/1/37	3,000	3,386
1 Bristol Township PA School District GO
TOB VRDO	1.170%	12/7/17	12,675	12,675
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,210
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,187
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,817
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,152
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	336
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	571
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	557
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	613
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,892
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,547
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,916
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,583
Cambria County PA GO	5.000%	8/1/23 (15)(ETM)	245	286
Cambria County PA GO	5.000%	8/1/23 (15)	1,255	1,412
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,468
Canon-McMillan PA School District GO	5.000%	12/1/41 (4)	6,230	7,131

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/27	1,530	1,764
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/28	1,605	1,844
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/30	1,135	1,291
Canonsburg-Houston PA Joint Authority
Sewer Revenue	5.000%	12/1/40	4,000	4,477
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/31	1,240	1,455
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/32	500	584
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/33	1,370	1,595
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/34	1,000	1,160
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/37	1,815	2,087
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/42	2,665	3,045
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,051
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,334
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	8,315
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	6,940
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,482
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,269
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,299
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,128
Cheltenham Township PA School District GO	5.000%	3/15/38	4,210	4,789
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,919
Chester County PA GO	5.000%	11/15/31	3,000	3,428
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	5/15/20 (Prere.)	17,490	18,903
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	5/15/31	715	775
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/33	2,300	2,700
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/34	2,675	3,130
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/35	3,000	3,500

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	5/15/40	7,995	8,644
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	4.000%	10/1/42	2,000	2,082
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	4.000%	10/1/47	4,000	4,148
Chester County PA Health & Education
Facilities Authority Revenue (Main Line
Health System Inc. Obligated Group)	5.000%	10/1/52	2,500	2,832
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,202
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	842
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,160
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,141
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,989
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,186
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,368
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,055
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,507
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,495
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,510
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	1,891
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	208
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,160
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	866
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	921

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,474
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,622
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,213
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,958
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,699
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/19 (Prere.)	125	133
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/19 (Prere.)	12,845	13,679
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/29	135	144
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	4.000%	6/1/30	3,745	3,966
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	4.000%	6/1/31	2,190	2,310
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	4.000%	6/1/32	2,000	2,102
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	5.000%	6/1/35	3,450	3,944
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	6.000%	6/1/36	2,320	2,477
Dauphin County PA General Authority
Health System Revenue (Pinnacle Health
System Project)	5.000%	6/1/42	21,040	23,309
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/34	1,195	1,403
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/35	765	895
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/42	9,075	10,501
Delaware County PA Authority Revenue
(Haverford College)	5.000%	10/1/46	4,970	5,712
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,853
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,706
Delaware County PA Industrial Development
Authority Airport Facilities Revenue
(United Parcel Service Inc.) VRDO	0.950%	12/1/17	6,800	6,800
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,708

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,360
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	583
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/32	3,050	3,619
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,264
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/34	3,250	3,826
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/36	3,500	4,079
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	18,930	21,873
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	16,500	18,991
Delaware River Port Authority	5.000%	1/1/30	4,360	5,026
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/23	2,425	2,717
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/24	3,220	3,575
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/25	2,715	2,997
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/26	3,000	3,297
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/27	1,000	1,093
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/31	3,500	4,029
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/34	3,500	4,011
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/35	10,000	10,602
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/37	12,000	13,674
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	10,000	11,383
Delaware River Port Authority Pennsylvania
& New Jersey Revenue	5.000%	1/1/40	25	26
Delaware Valley PA Regional Finance
Authority Revenue	7.750%	7/1/27 (2)	130	180
Delaware Valley PA Regional Finance
Authority Revenue	5.500%	8/1/28 (2)	8,955	10,829
Delaware Valley PA Regional Finance
Authority Revenue	5.750%	7/1/32	5,975	7,539
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,080
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,843
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,272
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,082
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	934
Doylestown PA Hospital Authority Revenue	5.000%	7/1/46	8,000	8,594

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/30	1,280	1,402
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/30	825	914
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/34	1,000	1,080
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/35	1,250	1,346
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/45	4,250	4,515
East Hempfield Township PA Industrial
Development Authority Revenue
(Millersville University Student Housing
Project)	5.000%	7/1/47	3,750	4,008
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,780
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,322
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	283
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	283
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,732
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/32	1,325	1,481
Erie PA Higher Education Building Authority
Revenue (Gannon University)	5.000%	5/1/33	1,395	1,558
Fox Chapel PA Area School District	5.000%	2/1/36	2,000	2,341
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,389
Franklin County PA Industrial Development
Authority Revenue (Chambersburg
Hospital Project)	5.375%	7/1/42	17,075	18,369
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.250%	6/1/19 (Prere.)	20,735	21,852
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/34	4,210	4,886
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/39	4,400	5,050
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	6/1/41	5,000	5,546

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	2/15/45	13,000	14,842
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	4.000%	2/15/47	25,000	25,777
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.920%	12/1/17	2,600	2,600
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.940%	12/1/17	9,400	9,400
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System) VRDO	0.940%	12/1/17	1,500	1,500
Hampden Township PA GO	5.000%	11/15/20 (Prere.)	180	197
Hampden Township PA GO	5.000%	5/15/31	880	958
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,131
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	7,465	8,104
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/35	500	512
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/36	600	612
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/37	1,000	1,016
Lackawanna County PA Industrial
Development Authority Revenue
(University of Scranton)	4.000%	11/1/40	4,000	4,046
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	995
Lancaster County PA GO	5.000%	11/1/20 (Prere.)(4)	5,000	5,474
Lancaster County PA Hospital Authority
Health Center Revenue (Masonic Homes
Project) VRDO	0.930%	12/1/17 LOC	900	900
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/25	715	799
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/30	750	831
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,432
Lancaster County PA Hospital Authority
Revenue (Brethren Village Project)	5.000%	7/1/32	725	795
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/42	8,825	10,065
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/30	3,000	3,391
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/31	4,235	4,774

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.250%	12/15/32	2,600	2,924
Lancaster County PA Solid Waste
Management Authority Solid Waste
Disposal System Revenue	5.000%	12/15/33	7,000	7,966
Lancaster PA Industrial Development
Authority Revenue (Garden Spot Village
Project)	5.000%	5/1/21	500	544
Lancaster PA Industrial Development
Authority Revenue (Garden Spot Village
Project)	5.375%	5/1/28	1,250	1,397
Lancaster PA Industrial Development
Authority Revenue (Garden Spot Village
Project)	5.750%	5/1/35	2,200	2,475
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,367
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	15,955
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,368
Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,557
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,178
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	14,000	14,473
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,604
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,851
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,684
Lycoming County PA Authority College
Revenue (Pennsylvania College of
Technology)	5.000%	5/1/26	2,000	2,186
Lycoming County PA Authority College
Revenue (Pennsylvania College of
Technology)	5.000%	7/1/30	5,565	6,002
Lycoming County PA Authority Health
System Revenue (Susquehanna Health
System Project)	5.500%	7/1/28	35	37
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,374
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,611
Middletown PA School District GO	5.000%	3/1/29	1,660	1,834
Middletown PA School District GO	5.000%	3/1/30	2,865	3,162
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/41	3,660	4,113
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,682
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,477

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	12,036
Montgomery County PA GO	4.000%	4/1/29	3,080	3,354
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.125%	6/1/19 (Prere.)	13,545	14,250
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	14,705	16,079
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia
University)	5.000%	4/1/29	2,580	2,883
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia
University)	5.000%	4/1/30	1,000	1,109
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia
University)	5.750%	4/1/40	3,000	3,343
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,326
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,345
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,113
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,106
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/40	12,000	13,033
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	4,000	4,370
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.250%	1/15/28	3,795	4,250
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.250%	1/15/30	5,000	5,547
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.250%	1/15/36	11,250	12,236
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.250%	1/15/45	18,500	19,989

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.250%	1/15/46	3,300	3,564
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Jefferson Health System)	5.000%	10/1/41	4,110	4,435
Montgomery County PA Industrial
Development Authority Revenue
(Foulkeways at Gwynedd)	5.000%	12/1/30	775	854
Montgomery County PA Industrial
Development Authority Revenue
(Foulkeways at Gwynedd)	5.000%	12/1/46	3,730	3,988
Montgomery County PA Industrial
Development Authority Revenue (Philadelphia
Presbyterian Homes Inc. Project)	6.625%	12/1/21 (Prere.)	1,565	1,855
Montgomery County PA Industrial
Development Authority Revenue (Philadelphia
Presbyterian Homes Inc. Project)	5.000%	12/1/27	2,250	2,576
Montgomery County PA Industrial
Development Authority Revenue (Philadelphia
Presbyterian Homes Inc. Project)	5.000%	12/1/47	2,000	2,196
Montgomery County PA Industrial
Development Authority Revenue (Philadelphia
Presbyterian Homes Inc. Project)	4.000%	12/1/48	3,800	3,747
Montgomery County PA Industrial
Development Authority Revenue (Whitemarsh
Continuing Care Retirement Community Inc.)	5.000%	1/1/30	1,575	1,618
Montgomery County PA Industrial
Development Authority Revenue (Whitemarsh
Continuing Care Retirement Community Inc.)	5.250%	1/1/40	4,750	4,843
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,631
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	1,000	1,088
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home
Society Obligated Group)	6.000%	7/1/45	3,500	3,771
Mount Lebanon PA Hospital Authority
Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,745
Northampton County PA General Purpose
Authority College Revenue (Lafayette College)	5.000%	11/1/34	2,500	2,935
Northampton County PA General Purpose
Authority College Revenue (Lafayette College)	5.000%	11/1/47	2,750	3,167
Northampton County PA General Purpose
Authority College Revenue (Moravian College)	5.000%	10/1/40	1,125	1,243
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	45	46
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/18 (Prere.)	5,100	5,247

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/28	3,975	4,606
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/29	2,000	2,296
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	9,855	10,736
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/46	1,795	1,974
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,551
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/34	7,535	8,025
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/35	4,090	4,343
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	4.000%	11/15/36	6,000	6,347
Northampton County PA Industrial
Development Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/32	1,775	1,831
Northampton County PA Industrial
Development Authority Revenue
(Morningstar Senior Living, Inc. Project)	5.000%	7/1/36	1,000	1,025
Northeastern Pennsylvania Hospital &
Education Authority Revenue (Wilkes
University Project)	5.000%	3/1/25	1,125	1,309
Northeastern Pennsylvania Hospital &
Education Authority Revenue (Wilkes
University Project)	5.000%	3/1/29	1,250	1,428
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/31	1,140	1,324
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	3,640	4,053
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.250%	3/1/37	3,000	3,421
Northern Tioga School District Pennsylvania
GO	5.000%	4/1/29 (15)	500	592
Northern Tioga School District Pennsylvania
GO	5.000%	4/1/31 (15)	700	820
Northern Tioga School District Pennsylvania
GO	4.000%	4/1/33 (15)	500	529
Owen J. Roberts Pennsylvania School
District GO	4.000%	5/15/29	1,200	1,277

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Owen J. Roberts Pennsylvania School
District GO	4.000%	5/15/30	1,900	2,012
Palmer Township PA GO	4.000%	5/15/29	1,435	1,535
Palmer Township PA GO	4.000%	5/15/30	1,495	1,590
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	7,110	7,617
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/29 (4)	2,000	1,314
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/30 (4)	3,710	2,319
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	5.500%	1/1/31 (4)	3,000	3,439
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/36 (4)	6,045	2,867
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	0.000%	1/1/38 (4)	5,525	2,380
Pennsylvania Economic Development
Financing Authority Parking System Revenue
(Capitol Region Parking System)	5.250%	1/1/44 (4)	6,500	7,144
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/28	3,000	3,461
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/31	5,000	5,691
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/32	10,000	11,343
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/32	2,500	2,638
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	7/1/33	11,405	12,657
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/35	4,000	4,175
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/40	6,000	6,186
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	7/1/43	4,500	4,923
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	2/1/45	5,000	5,575

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	3/15/45	4,000	4,110
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	4.000%	11/15/47	10,000	10,256
1 Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group) TOB VRDO	1.020%	12/7/17	3,610	3,610
1 Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group) TOB VRDO	1.070%	12/7/17	1,670	1,670
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(American Water Co. Project)	6.200%	4/1/39	5,000	5,276
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,787
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,619
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,299
Pennsylvania Economic Development
Financing Authority Water Facilities Revenue
(Aqua Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	10,791
Pennsylvania GO	5.000%	7/1/20	7,300	7,866
Pennsylvania GO	5.000%	11/15/20	8,740	9,508
Pennsylvania GO	5.375%	7/1/21	16,000	17,877
Pennsylvania GO	5.000%	11/15/21 (Prere.)	5,000	5,599
Pennsylvania GO	5.000%	11/15/21 (Prere.)	6,705	7,508
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	11,198
Pennsylvania GO	5.000%	11/15/21 (Prere.)	10,000	11,198
Pennsylvania GO	5.000%	6/1/22 (Prere.)	10,000	11,389
Pennsylvania GO	5.000%	6/1/22 (Prere.)	5,000	5,694
Pennsylvania GO	5.000%	7/1/22	10,000	11,286
Pennsylvania GO	5.000%	4/1/23 (Prere.)	10,000	11,601
Pennsylvania GO	4.000%	7/1/23	4,000	4,371
Pennsylvania GO	5.000%	8/15/24	5,000	5,803
Pennsylvania GO	5.000%	2/1/26	8,355	9,861
Pennsylvania GO	5.000%	9/15/27	20,000	23,798
Pennsylvania GO	5.000%	9/15/27	15,000	17,848
Pennsylvania GO	5.000%	1/15/28	5,000	5,964
Pennsylvania GO	5.000%	3/15/28	18,550	21,565
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	10,996
Pennsylvania GO	5.000%	9/15/28	10,350	12,253
Pennsylvania GO	4.000%	10/15/28	10,000	10,762
Pennsylvania GO	4.000%	4/1/29	10,000	10,651
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,850
Pennsylvania GO	4.000%	4/1/30	10,000	10,605
Pennsylvania GO	4.000%	6/15/30	10,000	10,718
2 Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,271
Pennsylvania GO	5.000%	10/15/30	6,650	7,547

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	4.000%	2/1/31	17,875	19,119
Pennsylvania GO	5.000%	10/15/31	14,955	16,930
Pennsylvania GO	4.000%	2/1/32	18,870	20,113
Pennsylvania GO	5.000%	6/1/32	8,115	8,910
Pennsylvania GO	5.000%	8/1/32	4,000	4,582
Pennsylvania GO	5.000%	8/15/32	8,000	9,181
2 Pennsylvania GO	5.000%	10/15/32	15,000	16,937
Pennsylvania GO	4.000%	2/1/33	5,585	5,932
Pennsylvania GO	5.000%	8/1/33	4,000	4,567
Pennsylvania GO	4.000%	9/15/34	10,000	10,623
1 Pennsylvania GO TOB VRDO	1.010%	12/7/17	2,000	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	3,330	3,551
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	2,310	2,454
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	616
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,302
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,289
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	519
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,612
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,397
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,335
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,199
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,750	2,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,104
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/33	3,320	3,781
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/34	3,000	3,405
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/35	2,600	2,940
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/22 (Prere.)	500	569
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,421
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	3,895	4,212
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	4.000%	6/15/30	2,125	2,298

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,988
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,799
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,165
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,528
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,158
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,289
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,372
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,025	2,218
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,124
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,172
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,401
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,290
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	10,090	10,823
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,495
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,077
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,486
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	7,823
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	19,868
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,288
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,368
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,367
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,439

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	4.000%	8/15/36	1,400	1,498
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	8/15/46	5,000	5,842
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/29	500	584
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/30	3,055	3,367
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	750	871
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/31	3,860	4,247
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/32	2,000	2,195
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/33	1,180	1,360
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/34	2,695	3,097
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/35	2,420	2,774
3 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/35	3,135	3,270
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/40	11,000	12,520
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/41	6,000	6,205
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/42	16,260	17,678
3 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/42	6,675	6,864
3 Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	5.000%	8/15/47	10,000	11,406
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/30	940	1,058
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/31	1,870	2,098

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,012
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,077
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,590
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,305
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,211
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	980	1,010
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,497
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.100%	10/1/36	3,000	2,929
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,561
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/36	8,500	8,746
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.900%	10/1/37	8,000	8,240
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,563
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,064
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/41	4,000	3,807
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.650%	10/1/42	7,500	7,456
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,845	3,965
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,370	1,406
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/46	2,770	2,887
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,268
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,841
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/30 (4)	3,500	4,075
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/32 (4)	2,750	3,178
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	5.000%	12/1/33 (4)	2,000	2,303
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,644

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,388
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,417
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,300
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,155
Pennsylvania State University Revenue	5.000%	9/1/31	1,500	1,809
Pennsylvania State University Revenue	5.000%	9/1/32	1,350	1,622
Pennsylvania State University Revenue	5.000%	9/1/33	5,000	5,911
Pennsylvania State University Revenue	5.000%	9/1/33	4,820	5,768
Pennsylvania State University Revenue	5.000%	9/1/36	4,650	5,508
Pennsylvania State University Revenue	5.000%	9/1/42	4,430	5,202
Pennsylvania State University Revenue	5.000%	9/1/47	3,000	3,509
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/20 (Prere.)	7,000	7,762
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22 (Prere.)	2,540	2,925
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,294
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	5,000	5,848
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	6,000	6,962
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	4,390	5,033
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/35	5,500	6,356
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,449
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	2,961
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	3,000	3,431
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	5,938
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	4,015	4,709
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/29	3,040	3,545
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/30	6,970	8,091
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	957
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	22,117
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,610	4,842
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	13,000	13,786
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,500	7,998
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	9,650	10,291
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	3,000	3,414
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21 (Prere.)	4,600	5,176
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	5,000	5,314
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,671
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	8,111
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,335
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,660

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	2,943
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,730
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	2,912
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,525	11,011
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,010
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,539
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,138
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,369
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,235
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,281
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	2,957
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34	500	560
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	2,000	2,325
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	10,000	10,430
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,228
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,477
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,080
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	3,000	3,415
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	10,000	11,305
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	2,800	3,241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	3,790	4,324
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,304
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,250	1,443
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	2,500	2,846
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,068
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,695
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	19,700	22,070
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,275
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,251
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,144
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,022
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	5,776
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	7,154
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	14,500	16,318
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,337
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/42	2,950	3,474
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	5,899
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,820
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,800
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,956
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	14,960	16,590
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,331
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	16,000	18,127
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	4,095	4,538
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/46	7,000	8,219
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	10,000	11,481
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.200%	12/7/17	13,820	13,820
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	1.200%	12/7/17	6,400	6,400
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,048
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,358

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,426
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,231
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,384
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,156
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,456
Philadelphia PA Authority for Industrial
Development Revenue (City of Philadelphia
Affordable Housing Preservation Programs
Project)	5.000%	12/1/37	3,250	3,644
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	960	1,097
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,422
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,275
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,755
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,080
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	8,075	9,284
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,424
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,447
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/33	3,600	4,251
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/34	2,180	2,562
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/35	2,150	2,293
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/36	3,780	4,015
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,347
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/35	2,425	2,755
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/36	10,000	11,336
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	16,135	18,072
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (ETM)	5	5

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	76
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	16
Philadelphia PA Gas Works Revenue	5.000%	8/1/20 (Prere.)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	40	44
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	55	60
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	4,200	5,023
Philadelphia PA Gas Works Revenue	5.000%	10/1/27	4,055	4,807
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	1,500	1,790
Philadelphia PA Gas Works Revenue	5.000%	10/1/28	1,400	1,650
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,310
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	1,750	2,075
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,300
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	3,050	3,553
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,008
Philadelphia PA Gas Works Revenue	5.000%	10/1/31	1,000	1,163
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,291
Philadelphia PA Gas Works Revenue	5.000%	10/1/33	2,500	2,891
Philadelphia PA Gas Works Revenue	5.000%	10/1/34	1,435	1,654
Philadelphia PA Gas Works Revenue	5.000%	8/1/35	2,000	2,320
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	2,000	2,315
Philadelphia PA Gas Works Revenue	5.000%	8/1/37	2,000	2,310
Philadelphia PA Gas Works Revenue	4.000%	10/1/37	1,120	1,164
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	65	70
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	90	97
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	5,000	5,738
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	6,800	7,773
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	7,430	8,259
Philadelphia PA GO	6.500%	8/1/20 (Prere.)	3,785	4,256
Philadelphia PA GO	5.000%	8/1/27 (4)	4,160	5,020
Philadelphia PA GO	5.000%	8/1/30	4,000	4,612
Philadelphia PA GO	5.000%	8/1/30 (4)	5,330	6,356
Philadelphia PA GO	5.000%	8/1/31	2,000	2,348
Philadelphia PA GO	5.000%	8/1/32	4,420	5,168
Philadelphia PA GO	5.000%	8/1/32	3,000	3,508
Philadelphia PA GO	5.250%	7/15/33	3,585	4,071
Philadelphia PA GO	5.000%	8/1/35 (4)	6,000	7,016
Philadelphia PA GO VRDO	0.960%	12/7/17 LOC	20,000	20,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	23,552
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,769
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.920%	12/1/17	5,225	5,225
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.920%	12/1/17	5,100	5,100

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.920%	12/1/17	2,600	2,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.000%	7/1/29	3,165	3,562
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.625%	7/1/42	3,850	4,235
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	9,500	10,110
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/19 (Prere.)	3,250	3,459
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,275
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,396
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	19,645	20,319
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	21
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	305
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	10
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,022
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,012
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,769
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,732
Philadelphia PA School District GO	5.000%	9/1/28	5,000	5,673
Philadelphia PA School District GO	5.000%	9/1/29	5,000	5,625
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,978
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,215
Philadelphia PA School District GO	5.000%	9/1/35	2,500	2,743
Philadelphia PA School District GO	5.000%	9/1/36	2,000	2,189
Philadelphia PA School District GO	5.000%	9/1/37	2,000	2,185
Philadelphia PA School District GO	5.000%	9/1/38	2,000	2,182
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	946
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,662
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/31	6,210	6,678
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,787
Philadelphia PA Water & Waste Water Revenue	4.000%	10/1/32	6,440	6,895
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/32	1,000	1,181
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/33	1,765	2,079
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/34	1,200	1,408
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	1,575	1,684
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,317
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,325
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,483
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	7,749
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	9,746
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	4,000	4,541
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/34	6,000	6,316
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/34	2,000	2,344

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/43	4,375	4,944
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/45	19,600	22,123
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise
Tax Revenue	5.000%	2/1/26 (4)	3,030	3,365
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/31	1,000	1,166
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/32	500	580
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/34	1,000	1,152
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/36	500	573
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	12/15/37	500	572
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,741
Pittsburgh PA GO	5.000%	9/1/30	500	592
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,288
Pittsburgh PA GO	5.000%	9/1/34	550	641
Pittsburgh PA GO	5.000%	9/1/35	600	697
Pittsburgh PA GO	5.000%	9/1/36	700	811
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	8,103
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,928
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,682
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,645
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.960%	12/7/17 LOC	4,100	4,100
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,508
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,096
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/41	6,275	7,039
Pottsville PA Hospital Authority Revenue
(Lehigh Valley Health Network)	5.000%	7/1/45	14,405	16,098
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,100
Reading PA School District GO	5.000%	3/1/38 (4)	1,750	1,987
Scranton PA School District GO	5.000%	6/1/27	1,000	1,122
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/37	2,500	2,765
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,034
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,141
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,190	1,388

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,523
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,342
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,285	1,478
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,416
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	600	687
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,913
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	1,055	1,081
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,672
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,222
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	8,560	8,757
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,173
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,706
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,265
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,758
State College PA Area School District GO	5.000%	3/15/34	2,000	2,291
State College PA Area School District GO	5.000%	3/15/40	3,000	3,409
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,208
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,408
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,200
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,775
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,180

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,108
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,439
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,730
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,378
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/28	11,385	12,956
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/30 (4)	16,480	18,672
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	3,655	4,108
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/33 (4)	3,155	3,533
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/34	6,000	6,621
State Public School Building Authority
Pennsylvania School Revenue (Chester
Upland School District Project)	5.250%	9/15/30	3,545	4,090
Susquehanna PA Area Regional Airport Authority
System Revenue	4.000%	1/1/33	5,000	5,136
3 Trinity PA Area School District GO	4.000%	1/15/35 (15)	3,000	3,095
3 Trinity PA Area School District GO	4.000%	1/15/36 (15)	3,000	3,088
3 Trinity PA Area School District GO	4.000%	1/15/38 (15)	3,700	3,792
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,159
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,222
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,213
Unionville-Chadds Ford PA School District GO	5.000%	6/1/30	1,575	1,885
Unionville-Chadds Ford PA School District GO	4.000%	6/1/31	1,500	1,640
Upper Merion PA Area School District GO	5.000%	1/15/31	600	707
Upper Merion PA Area School District GO	5.000%	1/15/33	650	760
Upper Merion PA Area School District GO	5.000%	1/15/34	1,300	1,497
Upper Merion PA Area School District GO	5.000%	1/15/34	500	583
Upper Merion PA Area School District GO	5.000%	1/15/35	500	581
Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,856

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters
of Christian Charity Project)	6.000%	1/1/21 (Prere.)	330	372
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters
of Christian Charity Project)	5.625%	1/1/32	5,600	6,417
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,106
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,811
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,623
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,855
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,747
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,743
West York PA Area School District GO	5.000%	4/1/33	4,245	4,724
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	6,650	6,885
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,588
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/33	9,465	10,581
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/37	7,895	8,795
Westmoreland County PA Municipal
Authority Revenue	5.000%	8/15/42 (15)	2,750	3,146
1 Westmoreland County PA Municipal
Authority Revenue TOB VRDO	1.080%	12/7/17	5,770	5,770
1 Westmoreland County PA Municipal
Authority Revenue TOB VRDO	1.120%	12/7/17 (15)	5,665	5,665
1 Westmoreland County PA Municipal
Authority Revenue TOB VRDO	1.120%	12/7/17 (15)	3,685	3,685
Westmoreland County PA Municipal
Authority Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,335
Wilkes-Barre PA Area School District GO	5.000%	8/1/27 (15)	1,240	1,435
Wilkes-Barre PA Area School District GO	5.000%	8/1/28 (15)	1,540	1,772
Wilkes-Barre PA Area School District GO	5.000%	8/1/29 (15)	1,860	2,127
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,990	5,455
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20 (Prere.)	4,110	4,493
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,628
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,748
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,120
York County PA GO	5.000%	6/1/38	5,000	5,613
				3,562,125

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,308
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,107
				6,415
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,440,006)				3,568,552

				Amount
				($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard				213
Receivables for Investment Securities Sold				40
Receivables for Accrued Income				48,260
Receivables for Capital Shares Issued				2,475
Variation Margin Receivable-Futures Contracts				202
Other Assets				787
Total Other Assets				51,977
Liabilities
Payables for Investment Securities Purchased				(51,460)
Payables for Capital Shares Redeemed				(3,027)
Payables for Distributions				(3,552)
Payables to Vanguard				(3,348)
Variation Margin Payable-Futures Contracts				(440)
Total Liabilities				(61,827)
Net Assets (100%)				3,558,702

At November 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,412,666
Overdistributed Net Investment Income				(19)
Accumulated Net Realized Gains				17,800
Unrealized Appreciation (Depreciation)
Investment Securities				128,546
Futures Contracts				(291)
Net Assets				3,558,702

Investor Shares—Net Assets
Applicable to 27,961,329 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				323,118
Net Asset Value Per Share—Investor Shares				$11.56

Pennsylvania Long-Term Tax-Exempt Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 279,994,078 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,235,584
Net Asset Value Per Share—Admiral Shares	$11.56

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate value of these securities was $66,180,000, representing 1.9% of net assets.
2 Securities with a value of $1,106,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2017.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2018	786	91,446	(253)
2-Year U.S. Treasury Note	March 2018	173	37,092	(23)
10-Year U.S. Treasury Note	March 2018	288	35,726	(254)
Ultra Long U. S. Treasury Bond	March 2018	31	5,111	(57)
30-Year U.S. Treasury Bond	March 2018	29	4,400	(1)
				(588)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2018	(299)	(39,818)	297
				(291)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November30,2017
($000)
Investment Income
Income
Interest	125,462
Total Income	125,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	466
Management and Administrative—Investor Shares	466
Management and Administrative—Admiral Shares	2,088
Marketing and Distribution—Investor Shares	62
Marketing and Distribution—Admiral Shares	196
Custodian Fees	37
Auditing Fees	36
Shareholders’ Reports and Proxy—Investor Shares	35
Shareholders’ Reports and Proxy—Admiral Shares	43
Trustees’ Fees and Expenses	3
Total Expenses	3,432
Net Investment Income	122,030
Realized Net Gain (Loss)
Investment Securities Sold	21,536
Futures Contracts	(1,132)
Realized Net Gain (Loss)	20,404
Change in Unrealized Appreciation (Depreciation)
Investment Securities	82,860
Futures Contracts	(235)
Change in Unrealized Appreciation (Depreciation)	82,625
Net Increase (Decrease) in Net Assets Resulting from Operations	225,059

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,030	123,753
Realized Net Gain (Loss)	20,404	18,844
Change in Unrealized Appreciation (Depreciation)	82,625	(135,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	225,059	7,418
Distributions
Net Investment Income
Investor Shares	(11,055)	(12,145)
Admiral Shares	(110,941)	(111,612)
Realized Capital Gain[1]
Investor Shares	(1,521)	(1,161)
Admiral Shares	(14,781)	(9,594)
Total Distributions	(138,298)	(134,512)
Capital Share Transactions
Investor Shares	933	(21,169)
Admiral Shares	81,401	267,730
Net Increase (Decrease) from Capital Share Transactions	82,334	246,561
Total Increase (Decrease)	169,095	119,467
Net Assets
Beginning of Period	3,389,607	3,270,140
End of Period[2]	3,558,702	3,389,607

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $296,000 and $197,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($19,000) and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.26	$11.67	$11.69	$11.04	$11.93
Investment Operations
Net Investment Income	. 396[1]	.411	.421	.427	.422
Net Realized and Unrealized Gain (Loss)
on Investments	.355	(.371)	.003	.650	(.890)
Total from Investment Operations	.751	.040	.424	1.077	(.468)
Distributions
Dividends from Net Investment Income	(. 396)	(. 411)	(. 421)	(. 427)	(. 422)
Distributions from Realized Capital Gains	(.055)	(.039)	(.023)	—	—
Total Distributions	(. 451)	(. 450)	(. 444)	(. 427)	(. 422)
Net Asset Value, End of Period	$11.56	$11.26	$11.67	$11.69	$11.04

Total Return[2]	6.77%	0.22%	3.70%	9.90%	-3.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$323	$314	$346	$351	$381
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.44%	3.47%	3.62%	3.73%	3.70%
Portfolio Turnover Rate	22%	19%	16%	16%	17%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.26	$11.67	$11.69	$11.04	$11.93
Investment Operations
Net Investment Income	. 408[1]	.423	.431	.436	.431
Net Realized and Unrealized Gain (Loss)
on Investments	.354	(.371)	.003	.650	(.890)
Total from Investment Operations	.762	.052	.434	1.086	(.459)
Distributions
Dividends from Net Investment Income	(. 407)	(. 423)	(. 431)	(. 436)	(. 431)
Distributions from Realized Capital Gains	(.055)	(.039)	(.023)	—	—
Total Distributions	(. 462)	(. 462)	(. 454)	(. 436)	(. 431)
Net Asset Value, End of Period	$11.56	$11.26	$11.67	$11.69	$11.04

Total Return[2]	6.88%	0.32%	3.79%	9.99%	-3.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,236	$3,076	$2,924	$2,780	$2,492
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income
to Average Net Assets	3.54%	3.57%	3.70%	3.81%	3.78%
Portfolio Turnover Rate	22%	19%	16%	16%	17%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2017, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2017, the fund had contributed to Vanguard capital in the amount of $213,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Pennsylvania Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of November 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,568,552	—
Futures Contracts—Assets[1]	202	—	—
Futures Contracts—Liabilities[1]	(440)	—	—
Total	(238)	3,568,552	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at November 30, 2017, the fund had short-term and long-term capital gains of $52,000 and $18,162,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

At November 30, 2017, the cost of investment securities for tax purposes was $3,440,711,000. Net unrealized appreciation of investment securities for tax purposes was $127,841,000, consisting of unrealized gains of $138,236,000 on securities that had risen in value since their purchase and $10,395,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2017, the fund purchased $795,395,000 of investment securities and sold $740,944,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2017, such purchases and sales were $251,710,000 and $498,130,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

	Year Ended November 30,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	77,214	6,714	111,334	9,414
Issued in Lieu of Cash Distributions	10,317	899	10,952	927
Redeemed	(86,598)	(7,535)	(143,455)	(12,126)
Net Increase (Decrease)—Investor Shares	933	78	(21,169)	(1,785)
Admiral Shares
Issued	428,860	37,272	496,637	41,918
Issued in Lieu of Cash Distributions	81,647	7,115	78,480	6,645
Redeemed	(429,106)	(37,464)	(307,387)	(26,068)
Net Increase (Decrease)—Admiral Shares	81,401	6,923	267,730	22,495

G. Management has determined that no material events or transactions occurred subsequent to November 30, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and the Shareholders of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Municipal Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Free Funds, hereafter referred to as the “Funds”) as of November 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of November 30, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 16, 2018

Special 2017 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2017, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

The Long-Term Tax-Exempt Fund distributed $16,944,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2017	11/30/2017	Period
Based on Actual Fund Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,003.48	$0.80
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,012.76	$0.96
Admiral Shares	1,000.00	1,013.27	0.45
Based on Hypothetical 5% Yearly Return
Pennsylvania Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.12	$0.96
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Municipal Money Market Fund, 0.16%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.19%
for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt
Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market
Funds Average thereafter.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of
Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays PA Municipal
Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Pennsylvania Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Pennsylvania Long-Term Tax-Exempt Fund. The Index is licensed for use by The
Vanguard Group, Inc. (Vanguard) as the sponsor of the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg and Barclays’
only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Pennsylvania Long-Term Tax-Exempt Fund
or the owners of the Pennsylvania Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with
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to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Pennsylvania Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor
Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the
Pennsylvania Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the
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consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties.

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Source: Bloomberg Index Services Limited. Copyright 2017, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services);

Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012018

Item 2 : Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3 : Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant s Board of Trustees to be Audit Committee Financial Experts and to
be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge,
and Peter F. Volanakis.

Item 4 : Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2017: $66,000
Fiscal Year Ended November 30, 2016: $66,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2017: $8,424,459
Fiscal Year Ended November 30, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees. Fiscal Year Ended November 30, 2017: $3,194,093 Fiscal Year Ended November 30, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees. Fiscal Year Ended November 30, 2017: $0 Fiscal Year Ended November 30, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant s independence.

The Registrant s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees. Fiscal Year Ended November 30, 2017: $274,313 Fiscal Year Ended November 30, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant s independence.

Item 5 : Audit Committee of Listed Registrants.

Not Applicable.

Item 6 : Investments.

Not Applicable.

Item 7 : Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8 : Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9 : Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10 : Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11 : Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 : Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable. Item 13 : Exhibits. (a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: January 22, 2018
VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 22, 2018

* By: /s/ Anne E. Robinson Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.